Share Based Compensation (Tables)	12 Months Ended
Sep. 30, 2024
Share Based Compensation [Abstract]
Schedule of Assumptions Used To Estimate the Fair Values of the Share Options Granted	The following table presents the assumptions used to estimate the fair values of the share options granted in the years presented:
	April 2016		October 2016		July 2017
Risk-free rate of return		3.18%		3.18%		3.21%
Contractual life of option		10 years		10 years		8.4 years
Estimated volatility rate		37%		37%		35%
Expected dividend yield		0%		0%		0%
Fair value of underlying ordinary shares	US$	0.0003	US$	0.0004	US$	0.0005

Schedule of Option Balances	A summary of option balances from the years ended September 30, 2022 to 2024 is presented below:
	Number of Options	Exercise Price RMB	Remaining Contractual Life
Outstanding, as of September 30, 2022 and 2023	4,128,005,400	0.02	3.44
Vested and exercisable as of September 30, 2024	3,410,000,000	0.02	2.96
Vested or expected to vest as of September 30, 2024	4,128,005,400	0.02	3.44

Schedule of Share-based Compensation Expenses	For the years ended September 30, 2022, 2023 and 2024, the total share-based compensation expenses were comprised of the following:
	For the years ended September 30,
	2022	2023	2024
Selling and marketing expenses	12	—	—
General and administrative expenses	9,737	4,782	2,507
Research and development expenses	22	—	—
	9,771	4,782	2,507